Note 14 - Commitments and Contingencies (Table)	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]
	March 31, 2011	December 31, 2010

Labor claims	112	119
Tax claims	379	361
Civil claims	245	214
Commercials claims and other contingencies	36	66

Total long-term contingencies	772	760